Annual Fund Operating Expenses - Hartford Total Return Bond ETF - Hartford Total Return Bond ETF	Nov. 24, 2021
Operating Expenses:
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.29%